Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt
Debt as of December 31, 2022 and 2021 includes the following:

	As of December 31, 2022		As of December 31, 2021
	Interest Rate	Outstanding Balance	Interest Rate	Outstanding Balance
Credit Facilities:
Original Revolver	—%	$—	1.62%	$211,955
Original U.S. Term Loan	—%	—	1.65%	540,000
Original EURO Term Loan	—%	—	1.50%	137,616
Amended Revolver	5.17%	195,673	—%	—
Amended U.S. Term Loan	5.70%	596,250	—%	—
Amended EURO Term Loan	1.50%	151,572	—%	—
Industrial development bonds	5.26%	10,000	5.26%	10,000
Bank lines of credit and other debt obligations	Various	1,303	Various	1,777
Total debt		$954,798		$901,348
Less: debt issuance costs		(1,992)		(8,001)
Less: short-term and current portion of long-term debts		(19,245)		(56,935)
Total long-term debt		$933,561		$836,412

Interest Income and Interest Expense Disclosure
The Company incurred the following debt related expenses included within Interest expense, net, in the Consolidated Statements of Operations:

	Year Ended December 31,
	2022	2021	2020
Interest expense	$33,691	$19,089	$23,552
Amortization of debt issuance costs	2,942	4,749	4,749
Total	$36,633	$23,838	$28,301

Schedule of Maturities of Long-term Debt
At December 31, 2022, annual maturities on long-term borrowings maturing in the next five fiscal years (excluding the reduction to long-term debt attributed to capitalized and unamortized debt issuance costs) are as follows:

For the year ended December 31, 2023	$19,063
For the year ended December 31, 2024	23,740
For the year ended December 31, 2025	37,745
For the year ended December 31, 2026	37,705
For the year ended December 31, 2027	825,964
Total maturities on debt in the next five fiscal years	944,217